Summarized Financial Information for Affiliates, Balance Sheets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Tata Teleservices Limited
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 76,869	¥ 55,080
Non-current assets	468,569	457,960
Current liabilities	141,608	201,407
Long-term liabilities	601,880	454,612
Equity	(198,050)	(142,979)
Redeemable preferred stock	48,964	1,433
Noncontrolling interests	22,920	21,277
Other Affiliates
Schedule of Equity Method Investments [Line Items]
Current assets	1,415,618	1,372,867
Non-current assets	1,766,763	1,444,558
Current liabilities	1,234,202	1,148,036
Long-term liabilities	843,066	717,908
Equity	1,105,113	951,481
Redeemable common stock		555
Noncontrolling interests	¥ 2,212	¥ 1,639